Redeemable Warrant Liability - Additional Information (Detail) - USD ($)		3 Months Ended		9 Months Ended
	Nov. 06, 2020	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2019
Redeemable Warrant Liability [Line Items]
Common stock par or stated value per share		$ 1.00	$ 1.00	$ 1.00	$ 1.00
CBRE Acquisition Holdings Inc [Member]
Redeemable Warrant Liability [Line Items]
Sale of stock, number of shares issued in transaction	2,300,000
Sale of stock issue price per share	$ 0.01
Warrants and rights outstanding		$ 16,603,125	$ 18,716,250	$ 16,603,125
Gain on the re-measurement				2,113,125
Gain (loss) on the re-measurement		$ 5,735,625	$ (2,204,822)	$ 5,735,625
CBRE Acquisition Holdings Inc [Member] | SAILSM Securities [Member]
Redeemable Warrant Liability [Line Items]
Number of redeemable warrants		10,062,500	10,062,500	10,062,500
CBRE Acquisition Holdings Inc [Member] | IPO [Member] | SAILSM Securities [Member]
Redeemable Warrant Liability [Line Items]
Sale of stock, number of shares issued in transaction			40,250,000	40,250,000
Sale of stock issue price per share		$ 10.00	$ 10.00	$ 10.00
CBRE Acquisition Holdings Inc [Member] | Common Class A [Member] | SAILSM Securities [Member]
Redeemable Warrant Liability [Line Items]
Common stock par or stated value per share		$ 0.0001	$ 0.0001	$ 0.0001